CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY ¥ in Thousands, $ in Thousands	Class A Ordinary shares CNY (¥) shares	Class B Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Subscription receivables CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive (loss) income CNY (¥)	CNY (¥)	USD ($)
Beginning balance at Dec. 31, 2022	¥ 19	¥ 20		¥ (310,227)	¥ (2,831,381)	¥ (3,608)	¥ (3,145,177)
Beginning balance (in shares) at Dec. 31, 2022 | shares	30,033,379	30,949,701
Balance as of ending (in shares) at Dec. 31, 2023 | shares	30,033,379	96,995,110
Net Income (Loss)					(475,968)		(475,968)
Foreign currency translation						42,048	42,048
Share-based compensation			¥ 233,958				233,958
Issuance of ordinary shares for initial public offering ("IPO")		¥ 7	1,193,290				1,193,297
Issuance of ordinary shares for initial public offering ("IPO") (in shares) | shares		10,125,118
Reclassification of redeemable shares to ordinary shares upon IPO		¥ 39	5,986,871				5,986,910
Reclassification of redeemable shares to ordinary shares upon IPO (in shares) | shares		54,551,513
Issuance of ordinary shares upon the exercise of share options and vesting of restricted share units		¥ 1	9,743				9,744
Issuance of ordinary shares upon the exercise of share options and vesting of restricted share units (in shares) | shares		1,368,778
Settlement of subscription receivables in connection the 2021 reorganization				17,506			17,506
Balance as of ending at Dec. 31, 2023	¥ 19	¥ 67	7,423,862	(292,721)	(3,307,349)	38,440	3,862,318
Beginning balance (in shares) at Dec. 31, 2022 | shares	30,033,379	30,949,701
Balance as of ending (in shares) at Dec. 31, 2023 | shares	30,033,379	96,995,110
Balance as of ending (in shares) at Dec. 31, 2024 | shares	30,015,905	101,143,806
Net Income (Loss)					(102,376)		(102,376)
Foreign currency translation						18,535	18,535
Share-based compensation			117,199				117,199
Issuance of ordinary shares upon the exercise of share options and vesting of restricted share units		¥ 3	36,052				36,055
Issuance of ordinary shares upon the exercise of share options and vesting of restricted share units (in shares) | shares		4,131,222
Conversion of Class A Ordinary shares into Class B Ordinary shares (in shares) | shares	(17,474)	17,474
Balance as of ending at Dec. 31, 2024	¥ 19	¥ 70	7,577,113	(292,721)	(3,409,725)	56,975	3,931,731
Beginning balance (in shares) at Dec. 31, 2023 | shares	30,033,379	96,995,110
Balance as of ending (in shares) at Dec. 31, 2024 | shares	30,015,905	101,143,806
Balance as of ending (in shares) at Dec. 31, 2025 | shares	26,998,861	129,146,306
Net Income (Loss)					435,880		435,880	$ 62,330
Foreign currency translation						(50,446)	(50,446)	(7,214)
Share-based compensation			114,652				114,652
Issuance of ordinary shares for initial public offering ("IPO")		¥ 16	4,206,240				4,206,256
Issuance of ordinary shares for initial public offering ("IPO") (in shares) | shares		22,482,500
Issuance of ordinary shares upon the exercise of share options and vesting of restricted share units		¥ 2	27,958				27,960
Issuance of ordinary shares upon the exercise of share options and vesting of restricted share units (in shares) | shares		2,502,956
Conversion of Class A Ordinary shares into Class B Ordinary shares	¥ (2)	¥ 2
Conversion of Class A Ordinary shares into Class B Ordinary shares (in shares) | shares	(3,017,044)	3,017,044
Settlement of subscription receivables in connection the 2021 reorganization				¥ 292,721			292,721
Balance as of ending at Dec. 31, 2025	¥ 17	¥ 90	¥ 11,925,963		¥ (2,973,845)	¥ 6,529	¥ 8,958,754	$ 1,281,084
Beginning balance (in shares) at Dec. 31, 2024 | shares	30,015,905	101,143,806
Balance as of ending (in shares) at Dec. 31, 2025 | shares	26,998,861	129,146,306